Summary of Significant Accounting Policies - Schedule of Antidilutive Securities, Excluded from Computation of Diluted Net Loss per Share (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total options, warrants and redeemable convertible preferred stock exercisable or convertible into common stock and restricted stock	2,191,996	14,006,838	1,730,136	13,416,167	12,041,172
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total options, warrants and redeemable convertible preferred stock exercisable or convertible into common stock and restricted stock	2,151,729	1,443,781	1,611,991	924,132	615,377
Non Vested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total options, warrants and redeemable convertible preferred stock exercisable or convertible into common stock and restricted stock	21,328	71,022	28,437		6,992
Warrants for the Purchase of Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total options, warrants and redeemable convertible preferred stock exercisable or convertible into common stock and restricted stock		51,830
Warrants for the Purchase of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total options, warrants and redeemable convertible preferred stock exercisable or convertible into common stock and restricted stock	18,939
Series A, B, C, D and D-1 Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total options, warrants and redeemable convertible preferred stock exercisable or convertible into common stock and restricted stock		12,440,205